Data Compare Summary (Total)
Run Date - 3/3/2026 5:06:30 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	2	649	0.31%	649
State	0	649	0.00%	649
Zip	0	649	0.00%	649
Note Date	1	649	0.15%	649
Original Loan Amount	0	649	0.00%	649
First Payment Date	0	649	0.00%	649
Amortization Term	0	649	0.00%	649
Maturity Date	0	649	0.00%	649
Original Interest Rate	1	649	0.15%	649
Amortization Type	0	649	0.00%	649
Representative FICO	43	649	6.63%	649
Property Type	106	649	16.33%	649
Interest Only	0	649	0.00%	649
Lien Position	0	649	0.00%	649
Occupancy	0	649	0.00%	649
Purpose	0	649	0.00%	649
Doc Type	548	649	84.44%	649
# of Units	2	649	0.31%	649
Contract Sales Price	27	649	4.16%	649
Original CLTV	12	649	1.85%	649
Original LTV	9	649	1.39%	649
LTV Valuation Value	6	649	0.92%	649
Investor: Qualifying Total Debt Ratio	57	649	8.78%	649
Refi Purpose	3	35	8.57%	649
Total	817	14,962	5.46%	649